                                 HIGHMARK FUNDS

SUPPLEMENT DATED OCTOBER 1, 1997 TO THE INTERMEDIATE-TERM BOND AND BOND FUNDS RETAIL SHARE PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information on page 17 under "How To Purchase Shares - How to Purchase through an Automatic Investment Plan ("AIP"):"

        You may arrange for periodic additional investments in the Intermediate-Term Bond and Bond Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing this section in the Account Application form. The minimum pre-authorized investment amount is $100 per month. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum pre-authorized investment amount is $50. The AIP is available only for additional investments to an existing account.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED OCTOBER 1, 1997 TO THE INCOME EQUITY, VALUE MOMENTUM, GROWTH AND EMERGING GROWTH FUNDS RETAIL SHARE PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information on page 20 under "How To Purchase Shares - How to Purchase through an Automatic Investment Plan ("AIP"):"

        You may arrange for periodic additional investments in the Income Equity, Value Momentum, Growth and Emerging Growth Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing this section in the Account Application form. The minimum pre-authorized investment amount is $100 per month. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum pre-authorized investment amount is $50. The AIP is available only for additional investments to an existing account.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED OCTOBER 1, 1997 TO THE DIVERSIFIED MONEY MARKET, U.S. GOVERNMENT MONEY MARKET, 100% U.S. TREASURY MONEY MARKET AND CALIFORNIA TAX-FREE MONEY MARKET FUNDS RETAIL SHARE PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information on page 28 under "How To Purchase Shares - How to Purchase through an Automatic Investment Plan ("AIP"):"

        You may arrange for periodic additional investments in the Diversified Money Market, U. S. Government Money Market, 100% U.S. Treasury Money Market and California Tax-Free Money Market Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing this section in the Account Application form. The minimum pre-authorized investment amount is $100 per month. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum pre-authorized investment amount is $50. The AIP is available only for additional investments to an existing account.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED OCTOBER 1, 1997 TO THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND RETAIL SHARE PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information on page 14 under "How To Purchase Shares - How to Purchase through an Automatic Investment Plan ("AIP"):"

        You may arrange for periodic additional investments in the California Intermediate Tax-Free Bond Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing this section in the Account Application form. The minimum pre-authorized investment amount is $100 per month. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum pre-authorized investment amount is $50. The AIP is available only for additional investments to an existing account.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED OCTOBER 1, 1997 TO THE BALANCED FUND RETAIL SHARE PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information on page 15 under "How To Purchase Shares - How to Purchase through an Automatic Investment Plan ("AIP"):"

        You may arrange for periodic additional investments in the Balanced Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing this section in the Account Application form. The minimum pre-authorized investment amount is $100 per month. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum pre-authorized investment amount is $50. The AIP is available only for additional investments to an existing account.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE INTERMEDIATE-TERM BOND AND BOND FUNDS RETAIL SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997 AND OCTOBER 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the third paragraph under "How to Purchase Shares" on page 15.

The minimum initial investment is generally $1,000 for each Fund and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. A Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar programs or accounts. Purchases and redemptions of Shares of the Funds may be made on days on which the New York Stock Exchange is open for business ("Business Days").

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE INTERMEDIATE-TERM BOND, BOND AND GOVERNMENT SECURITIES FUNDS FIDUCIARY SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the second paragraph under "Purchase and Redemption of Shares" on page 16.

Purchases and redemptions of Shares of the Fixed Income Funds may be made on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. A Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. However, the minimum investment may be waived in the Distributor's discretion. Shareholders may place orders by telephone.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE INCOME EQUITY, VALUE MOMENTUM, GROWTH AND EMERGING GROWTH FUNDS RETAIL SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997 AND OCTOBER 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the third paragraph under "How to Purchase Shares" on page 18.

The minimum initial investment is generally $1,000 for each Fund and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. A Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar programs or accounts. Purchases and redemptions of Shares of the Funds may be made on days on which the New York Stock Exchange is open for business ("Business Days").

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE INCOME EQUITY, VALUE MOMENTUM, BLUE CHIP GROWTH, GROWTH AND EMERGING GROWTH FUNDS FIDUCIARY SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the second paragraph under "Purchase and Redemption of Shares" on page 19.

        Purchases and redemptions of Shares of the Funds may be made on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. A Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. However, the minimum investment may be waived in the Distributor's discretion. Shareholders may place orders by telephone.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND FIDUCIARY SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the second paragraph under "Purchase and Redemption of Shares" on page 10.

        Purchases and redemptions of Shares of the California Intermediate Tax-Free Bond Fund may be made on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. The Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. However, the minimum investment may be waived in the Distributor's discretion. Shareholders may place orders by telephone.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND RETAIL SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997 AND OCTOBER 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.


The following revises the information contained in the third paragraph under "How to Purchase Shares" on page 12.

The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. The Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar programs or accounts. Purchases and redemptions of Shares of the Fund may be made on days on which the New York Stock Exchange is open for business ("Business Days").

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE BALANCED FUND FIDUCIARY SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the second paragraph under "Purchase and Redemption of Shares" on page 12.

        Purchases and redemptions of Shares of the Balanced Fund may be made on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. The Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. However, the minimum investment may be waived in the Distributor's discretion.
Shareholders may place orders by telephone.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE CONVERTIBLE SECURITIES FUND FIDUCIARY SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the second paragraph under "Purchase and Redemption of Shares" on page 10.

        Purchases and redemptions of Shares of the Convertible Securities Fund may be made on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. The Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. However, the minimum investment may be waived in the Distributor's discretion. Shareholders may place orders by telephone.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE INTERNATIONAL EQUITY FUND FIDUCIARY SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the second paragraph under "Purchase and Redemption of Shares" on page 10.

        Purchases and redemptions of Shares of the International Equity Fund may be made on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. The Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. However, the minimum investment may be waived in the Distributor's discretion. Shareholders may place orders by telephone.

                                 HIGHMARK FUNDS

SUPPLEMENT DATED NOVEMBER 10, 1997 TO THE BALANCED FUND RETAIL SHARES PROSPECTUS DATED MARCH 28, 1997, AS SUPPLEMENTED MAY 1, 1997 AND OCTOBER 1, 1997



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE


CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following revises the information contained in the third paragraph under "How to Purchase Shares" on page 13.

The minimum initial investment is generally $1,000 and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. The Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar programs or accounts. Purchases and redemptions of Shares of the Funds may be made on days on which the New York Stock Exchange is open for business ("Business Days").